Debt and Interest Costs - Debt refinancing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Refinancing and Other Costs: (Abstract)
Refinance of bridge and revolving credit facilities		$ (30)	$ (16)
Economic hedge - interest rate risk		(20)	(16)
Individually insignificant items	$ (3)	(3)
Debt refinancing and other costs	$ (3)	(109)	(117)
Senior Notes 3.5 Percent And 4.375 Percent
Debt Refinancing and Other Costs: (Abstract)
Interest expense on 3.5% and 4.375% senior notes		(49)	(5)
Senior Notes 3.5 Percent [Member]
Debt Refinancing and Other Costs: (Abstract)
Interest rate (as a percent)	3.50%
Senior Notes 4.375 Percent [Member]
Debt Refinancing and Other Costs: (Abstract)
Interest rate (as a percent)	4.375%
Senior Notes 5.75 Percent Due May 2021 And 6.75 Percent Due September 2020
Debt Refinancing and Other Costs: (Abstract)
Redemption of 6.75% and 5.75% senior notes, due September 2020 and May 2021, respectively, and refinance of senior credit facilities			(57)
5.75% Senior Notes, due May 2021
Debt Refinancing and Other Costs: (Abstract)
Interest rate (as a percent)	5.75%
6.75% Senior Notes, due September 2020
Debt Refinancing and Other Costs: (Abstract)
Interest rate (as a percent)	6.75%
Bridge Facility
Debt Refinancing and Other Costs: (Abstract)
Amortization of unsecured, committed bridge facility financing fees		$ (7)	$ (23)